Taxation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 01, 2023	Feb. 15, 2023	Dec. 31, 2023
Taxation (Details) [Line Items]
Effective tax rate			0.00%
Corporation tax rate	25.00%	17.00%
Profits rate corporation tax	19.00%
Profit exceed amount (in Dollars)	$ 50,000
Isle of Man [Member]
Taxation (Details) [Line Items]
Tax rate			0.00%
United Kingdom [Member]
Taxation (Details) [Line Items]
Tax rate			25.00%
Corporation tax rate	19.00%
Tanzania [Member]
Taxation (Details) [Line Items]
Tax rate			30.00%
Australia [Member]
Taxation (Details) [Line Items]
Tax rate			30.00%